Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Assets, Net [Abstract]
Deposits	[1]	$ 12,590	$ 14,510
Prepayments for goods and services		4,362	3,390
VAT recoverable	[2]	6,935	5,600
Prepayments and other receivables for property and equipment	[3]	4,782	5,232
Loan receivable	[4]	17,371	9,738
Disposal consideration	[4]		696
Advances to employees		69	81
Others		581	696
Prepayments and other assets		46,690	39,943
Less: Allowance for credit losses for prepayments and other assets		(517)	(573)	$ (405)	$ (454)
Prepayments and other assets, net		46,173	39,370
Less: Prepayments and other current assets, net		(22,189)	(29,684)
Other non-current assets		$ 23,984	$ 9,686

[1]	Deposits represent the refundable deposits to the lessors for the leased warehouses and office space.
[2]	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[3]	Prepayments and other receivables for property and equipment represent mainly prepayments and other receivables for constructions of logistic stations.
[4]

(i) On June 19, 2024, Shengfeng Supply Chain Management Co., Ltd. completed the transaction to sell 49% equity interest of Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd. (“Pingtan SF”) and Pingtan SF’s subsidiary (Fujian Shengfeng Smart Technology Co., Ltd. (“SF Smart”)) to a third party for a consideration of approximately $7.0 million (RMB49.0 million). Shengfeng Supply Chain Management Co., Ltd. received approximately $6.3 million (RMB44.0 million) on December 31, 2024.

In addition, according to the agreement, Pingtan SF and Pingtan SF’s subsidiary (SF Smart) shall repay borrowing of approximately $7.0 million (RMB49.0 million) to the Company before July 30, 2024. the Company have received repayment of approximately $2.8 million (RMB20.0 million) before July 25, 2025.

On July 25, 2025, Shengfeng Supply Chain Management Co., Ltd. and the third party signed an annulment agreement, pursuant to which, the above equity transaction shall be annulled and Shengfeng Supply Chain Management Co., Ltd. agreed to loan approximately $7.0 million (RMB49.0 million) to SF Smart. As a result, Shengfeng Supply Chain Management Co., Ltd. shall refund above-mentioned consideration to this third party and the third party shall transfer the 49% equity interest of Pingtan SF back to Shengfeng Supply Chain Management Co., Ltd. As of August 15, 2025, Shengfeng Supply Chain Management Co., Ltd. had refunded above-mentioned consideration of approximately $6.3 million (RMB44.0 million) to this third party and loaned approximately $2.8 million (RMB20.0 million) to SF Smart. The third party has transferred 49% equity interest of Pingtan SF back to Shengfeng Supply Chain Management Co., Ltd.

(ii) On June 11, 2024, for the purpose of acquiring a land use right to expand the Company’s logistic business, the Company signed Memorandum of Understanding of Share Purchase Agreement (“2024 MOU”) with two shareholders of Hubei Xingqidian Supply Chain Management Co., Ltd. (“Xingqidian”, formerly named Hubei Tongzhou Information Harbor Co., Ltd.) to acquire 100% equity interest of Xingqidian, which owns land use right and constructed certain office and warehouse on such land use right. As of December 31, 2025, the Company made a loan of approximately $17.3 million (RMB121.5 million) to Xingqidian to secure the transaction and provide working capital for its further development. The loan with interest at an annual rate of 2.6%, and payable quarterly starting August 1, 2025. As of the date of this report, the share purchase transaction is not completed yet.